Parent Company Only Condensed Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXPENSES
Income (loss) before income tax benefit and undistributed subsidiary income	$ 3,362	$ 3,056	$ 1,396
Income tax expense	551	444	71
Net income	2,811	2,612	1,325
Comprehensive income	3,117	4,332	761
Parent Company [Member]
INCOME
Dividends from bank subsidiary	600	0	0
Dividends from real estate subsidiary	90	0	0
Total income	690	0	0
EXPENSES
Miscellaneous expense	(101)	(60)	(48)
Income (loss) before income tax benefit and undistributed subsidiary income	589	(60)	(48)
Income tax expense	34	21	16
Undistributed equity in net income of bank subsidiary	2,261	2,652	1,385
Undistributed equity in (distributions in excess of) net income (loss) of real estate subsidiary	(73)	(1)	(28)
Net income	2,811	2,612	1,325
Comprehensive income	$ 3,117	$ 4,332	$ 761